The Acquirers Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Basic Materials - 6.9%
Nucor Corporation	9,094	$1,301,079
Steel Dynamics, Inc.	8,979	1,145,361
		2,446,440

Consumer, Cyclical - 37.0%(a)
Bath & Body Works, Inc.	40,014	1,158,805
Buckle, Inc.	24,959	1,232,226
Crocs, Inc. (b)	11,364	1,133,332
Deckers Outdoor Corporation (b)	11,120	1,180,610
Dillard's, Inc. - Class A	2,794	1,304,602
Green Brick Partners, Inc. (b)	18,613	1,152,889
Lululemon Athletica, Inc. (b)	4,952	993,025
M/I Homes, Inc. (b)	10,628	1,277,379
Meritage Homes Corporation	17,687	1,191,043
PulteGroup, Inc.	11,141	1,258,042
Williams-Sonoma, Inc.	7,068	1,322,069
		13,204,022

Consumer, Non-cyclical - 6.7%
Altria Group, Inc.	19,086	1,182,187
National Beverage Corporation (b)	26,716	1,224,127
		2,406,314

Energy - 15.6%
APA Corporation	56,604	1,091,891
Devon Energy Corporation	33,224	1,103,701
Magnolia Oil & Gas Corporation - Class A	47,084	1,121,541
Matador Resources Company	22,030	1,098,857
SM Energy Company	41,261	1,138,391
		5,554,381

Financial - 6.9%
Artisan Partners Asset Management, Inc. - Class A	26,644	1,205,641
Synchrony Financial	18,294	1,274,543
		2,480,184

Industrial - 26.7%(a)
Atkore, Inc.	17,016	1,310,572
Boise Cascade Company	13,202	1,106,460
Builders FirstSource, Inc. (b)	9,845	1,251,595
Louisiana-Pacific Corporation	13,038	1,178,765
Matson, Inc.	10,287	1,098,446
Mueller Industries, Inc.	15,435	1,317,686
Old Dominion Freight Line, Inc.	7,204	1,075,197
Scorpio Tankers, Inc.	26,343	1,190,967
		9,529,688
TOTAL COMMON STOCKS (Cost $37,251,033)		35,621,029

SHORT-TERM INVESTMENTS - 0.0%(c)		Value
Money Market Funds - 0.0%(c)	Shares
First American Government Obligations Fund - Class X, 4.23%(d)	5,000	5,000
First American Treasury Obligations Fund - Class X, 4.22%(d)	5,000	5,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)		10,000

TOTAL INVESTMENTS - 99.8% (Cost $37,261,033)		35,631,029
Other Assets in Excess of Liabilities - 0.2%		54,480
TOTAL NET ASSETS - 100.0%		$35,685,509

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

The Acquirers Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$35,621,029	–	–	$35,621,029
Money Market Funds	10,000	–	–	10,000
Total Investments	$35,631,029	–	–	$35,631,029

Refer to the Schedule of Investments for further disaggregation of investment categories.